Construction Loan Payable - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Aug. 23, 2017
Disclosure Of Construction Loan Payable [Line Items]
Term of loan	The term of the loan was two years, with the borrower's option to extend for another twelve months.
Construction loans [member] | Land [member]
Disclosure Of Construction Loan Payable [Line Items]
Book value of property pledged as guarantee	$ 2,191	$ 1,558
Peace Naturals [member] | Romspen Investment Corporation [member] | Construction loans [member]
Disclosure Of Construction Loan Payable [Line Items]
Maximum amount of funds that could be drawn by the entity			$ 40,000
Borrowings interest rate			12.00%
Peace Naturals [member] | Romspen Investment Corporation [member] | Construction loans [member] | Top of Range [member]
Disclosure Of Construction Loan Payable [Line Items]
Maximum amount of funds that could be drawn by the entity			$ 35,000
Appraisal value of property			$ 8,000